Derivative Financial Instruments and Risk Management Policies - Details about Hedged Items by Fair Value Hedges (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Total allocated assets	€ 109,213	€ 105,051
Financial assets and other non-current assets	7,347	7,270
Receivables and other current assets	8,287	7,523
Non-current financial liabilities	35,290	42,297
Non-current lease liabilities	6,391	4,039
Payables and other non-current liabilities	3,089	2,561
Current financial liabilities	7,005	8,123
Payables and other current liabilities	13,210	10,912
Designated as Hedging Instrument
Disclosure of detailed information about hedged items [line items]
Total allocated assets	226	220
Financial assets and other non-current assets	101	82
Receivables and other current assets	106	132
Other heading of assets	19	6
Total allocated liabilities	9,998	11,193
Non-current financial liabilities	8,464	10,191
Non-current lease liabilities	31	59
Payables and other non-current liabilities	55	32
Current financial liabilities	624	476
Payables and other current liabilities	824	435
Designated as Hedging Instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	4	(6)
Financial assets and other non-current assets	1	(1)
Receivables and other current assets	3	(5)
Other heading of assets	0	0
Total allocated liabilities	1,689	2,058
Non-current financial liabilities	1,504	2,033
Non-current lease liabilities	(2)	0
Payables and other non-current liabilities	(3)	2
Current financial liabilities	210	16
Payables and other current liabilities	(20)	7
Designated as Hedging Instrument | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other heading of assets	0	0
Total allocated liabilities	6,101	6,888
Non-current financial liabilities	5,987	6,656
Non-current lease liabilities	31	0
Payables and other non-current liabilities	0	4
Current financial liabilities	83	228
Payables and other current liabilities	0	0
Designated as Hedging Instrument | Interest rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other heading of assets	0	0
Total allocated liabilities	1,322	1,663
Non-current financial liabilities	1,309	1,660
Non-current lease liabilities	(2)	0
Payables and other non-current liabilities	0	0
Current financial liabilities	15	3
Payables and other current liabilities	0	0
Designated as Hedging Instrument | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	226	220
Financial assets and other non-current assets	101	82
Receivables and other current assets	106	132
Other heading of assets	19	6
Total allocated liabilities	1,437	1,320
Non-current financial liabilities	558	787
Non-current lease liabilities	0	59
Payables and other non-current liabilities	55	28
Current financial liabilities	0	11
Payables and other current liabilities	824	435
Designated as Hedging Instrument | Exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	4	(6)
Financial assets and other non-current assets	1	(1)
Receivables and other current assets	3	(5)
Other heading of assets	0	0
Total allocated liabilities	(23)	9
Non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Payables and other non-current liabilities	(3)	2
Current financial liabilities	0	0
Payables and other current liabilities	(20)	7
Designated as Hedging Instrument | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other heading of assets	0	0
Total allocated liabilities	2,460	2,985
Non-current financial liabilities	1,919	2,748
Non-current lease liabilities	0	0
Payables and other non-current liabilities	0	0
Current financial liabilities	541	237
Payables and other current liabilities	0	0
Designated as Hedging Instrument | Interest rate and exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other heading of assets	0	0
Total allocated liabilities	390	386
Non-current financial liabilities	195	373
Non-current lease liabilities	0	0
Payables and other non-current liabilities	0	0
Current financial liabilities	195	13
Payables and other current liabilities	0	0
Of which: accumulated amount of any hedge item that have cesased to be adjusted for gains and losses | Designated as Hedging Instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Other heading of assets	0	0
Total allocated liabilities	63	71
Non-current financial liabilities	52	70
Non-current lease liabilities	0	0
Payables and other non-current liabilities	0	0
Current financial liabilities	16	5
Payables and other current liabilities	€ (5)	€ (4)